STOCKHOLDERS' EQUITY (Details 1)	Mar. 31, 2020 $ / shares	Dec. 31, 2018 $ / shares
Calculated stock price [Member]
Exercise price		$ 0.04
Conversion price [Member]
Exercise price	$ 0.05
Risk free interest rate [Member]
Warrants percentage	1.35%
Fair value measurement input		0.0277
Expected life of derivative liability [Member]
Expected life of warrants	3 years	10 years
Expected volatility of underlying stock [Member]
Warrants percentage	190.40%
Fair value measurement input		174.91
Expected dividend rate [Member]
Warrants percentage	0.00%
Fair value measurement input		0